Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Loss per share

Note 16 - Loss per share

The following table presents a summary of the loss and number of shares (including adjustments to such data) that were taken into consideration for purposes of computing the loss per share (both basic and diluted).

	Year ended December 31,
	2022	2021	2020
Loss attributed to the shareholders of the Company for purposes of computing the basic loss per share	(24,962)	(26,490)	(13,566)

Adjustments for purposes of computing diluted loss per share:
Changes in fair value of a financial derivative in respect of a price protection mechanism for the Mor transaction which was classified as a financial liability at fair value through profit and loss	-	-	(600)
Loss attributed to the shareholders of the Company for purposes of computing diluted loss per share	(24,962)	(26,490)	(14,166)

	Number of shares
	2022	2021	2020
Weighted number of shares used in computing the basic loss per share	17,300,596	7,960,239	5,739,448

Adjustments for purposes of computing diluted loss per share:
Number of diluted potential ordinary shares to be issued without consideration, to derive from a financial derivative in respect of a price protection mechanism in the Mor transaction	-	-	58,846
Weighted number of shares used in computing diluted loss per share	17,300,596	7,960,239	5,798,294